Business Combination (Tables)	12 Months Ended
Dec. 31, 2019
Business Combination [Abstract]
Schedule of fair value of the assets acquired and the liabilities recognized
Assets acquired:
Cash	$10,353
Property, plant and equipment	1,975,864
Customer list	940,000
Trade names	140,000
Goodwill	4,337,660
Other intangibles	22,300
Total assets acquired	7,426,177

Liabilities assumed:
Affiliate advances	(3,013,706)
Accounts payable	(241,716)
Debt	(120,447)
Total liabilities assumed	(3,375,869)

Non-controlling interests	(712,854)
$3,337,454